Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Investments
Structured deposits	¥ 380,941		¥ 230,993
Wealth management products	406,318		2,008,603
Total	787,259		2,239,596		$ 114,142
Investment income	¥ 70,400	$ 10,204	¥ 59,177	¥ 56,087